ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Payroll and social security payable	$ 342,040	$ 334,734
Bonus payable	47,367	162,089
Other payables and accrued liabilities	71,283	78,264
Total Accounts Payable and Accrued Liabilities	$ 460,690	$ 575,087